Prepaid Lease Payments (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Amortization Of Prepaid Lease Payments	1,034	1,551	1,551	1,552
Shenzhen One [Member]
Lease Expiration Date	Dec. 31, 2037	Dec. 31, 2037	Dec. 31, 2037	Dec. 31, 2037
Shenzhen Two [Member]
Lease Expiration Date	Dec. 31, 2037	Dec. 31, 2037	Dec. 31, 2037	Dec. 31, 2037
Shenzhen Three [Member]
Lease Expiration Date	Feb. 28, 2040	Feb. 28, 2040	Feb. 28, 2040	Feb. 28, 2040
Heyuan [Member]
Lease Expiration Date	Mar. 26, 2054	Mar. 26, 2054	Mar. 26, 2054	Mar. 26, 2054